Net Long-Lived Assets by Geographic Region (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets	$ 158	$ 7	$ 1,391
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets	62	$ 7	1,320
Hong Kong
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets	$ 96		$ 71